                                OppenheimerFunds, Inc.
                              Two World Financial Center
                            225 Liberty Street, 11th Floor
                               New York, NY 10281-1008

May 4, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

                  Re:      Oppenheimer Equity Fund, Inc. (the "Registrant")
                           Reg. No. 2-11052; File No. 811-490

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 94 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on April 27, 2007.

                                              Sincerely,

                                              /s/ Taylor V. Edwards
                                              ----------------------------------
                                              Taylor V. Edwards
                                              Vice President & Assistant Counsel
                                              Phone: 212.323.0310
                                              tedwards@oppenheimerfunds.com

cc:    Allan Adams, Esq.
       Deloitte & Touche LLP
       Gloria LaFond